Label	Element	Value
Ivy VIP Pathfinder Moderate
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy VIP Pathfinder Moderate
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds (Underlying Funds) that are Portfolios of the Trust (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.
The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Ivy VIP Pathfinder Moderate seeks to achieve its objective by allocating its assets among the asset classes below so that approximately 40-50% of the value of the Portfolio’s assets is in the U.S. stocks class, approximately 15-25% of the Portfolio’s assets is in the international/global stocks class, approximately 0-30% of the Portfolio’s assets is in the bonds class, and approximately 10-45% of the Portfolio’s assets is in the short-term investments class. Ivy VIP Pathfinder Moderate implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio typically will invest in Class I shares of an Underlying Fund to the extent offered by the Underlying Fund; otherwise the Portfolio will invest in Class II shares of an Underlying Fund. The Portfolio’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.
Asset Class	Target Allocations
U.S. Stocks		40-50%
Ivy VIP Core Equity	0-20%
Ivy VIP Growth	0-20%
Ivy VIP Mid Cap Growth	0-10%
Ivy VIP Small Cap Core	0-10%
Ivy VIP Small Cap Growth	0-10%
Ivy VIP Value	0-20%
International/Global Stocks		15-25%
Ivy VIP Global Equity Income	0-25%
Ivy VIP Global Growth	0-25%
Ivy VIP International Core Equity	0-25%
Bonds		0-30%
Ivy VIP Corporate Bond	0-30%
Ivy VIP Global Bond	0-15%
Ivy VIP High Income	0-10%
Short-Term Investments		10-45%
Ivy VIP Government Money Market	0-45%
Ivy VIP Limited-Term Bond	0-45%
Total Allocation		100%
These allocations are projections only and may be changed by Ivy Investment Management Company (IICO), the Portfolio’s investment manager, from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. IICO monitors Ivy VIP Pathfinder Moderate’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation to realign it with the Portfolio’s risk profile and investment strategies. IICO evaluates Ivy VIP Pathfinder Moderate’s asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of IICO. IICO applies a long-term investment horizon with respect to Ivy VIP Pathfinder Moderate; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.
By owning shares of the Underlying Funds, the Portfolio indirectly holds a well-diversified mixture of both growth-oriented and value-oriented, primarily large-capitalization, U.S. and, to a lesser extent, international/global stocks, as well as a mixture of investment-grade and non-investment-grade corporate bonds, U.S. government securities and money market instruments.
Ivy VIP Pathfinder Moderate is intended for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both growth and income, who have a longer time horizon, or who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
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Asset Allocation Risk.
The Portfolio’s performance depends on the allocation of its assets (i) between the U.S. Stocks, International/Global Stocks, Bonds and Short-Term Investment asset classes and (ii) among the Underlying Funds. There is a risk that the allocation of assets may skew toward an Underlying Fund that performs poorly relative to other funds, or to the market as a whole, which could result in the Portfolio performing poorly.

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Fund of Funds Risk.
The ability of the Portfolio to meet its investment objective is directly related to its target allocations among the Underlying Funds and the ability of those funds to meet their investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and foreign, including mid- and small-capitalization stocks, as well as bonds and short-term instruments, the Portfolio is more subject to the risks associated with those investments.
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Equity Funds Risk.
The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market. The values of certain types of stocks, such as stocks of small-capitalization companies and foreign companies, may fluctuate more widely than others. The prices of small-capitalization company stocks may be based, in part, on future expectations rather than current achievements.

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Bond Funds Risk.
A portion of the Portfolio’s assets may be invested in funds that have exposure to bonds and other fixed-income securities. The principal risks that may be encountered by such investments are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk);  a Portfolio may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security (income risk); a rise in interest rates could cause borrowers to pay back the principal on certain debt securities more slowly than expected, thus lengthening the average life of such securities and may magnify the effect of the rate increase on the price of such securities (extension risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date during periods of falling interest rates (reinvestment risk). Interest rates in the U.S. recently have been at, and remain near, historic lows, which may increase the Portfolio’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

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Foreign Securities Risk.
A portion of the Portfolio’s assets may be invested in funds with significant exposure to foreign securities, including exposure to emerging markets. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that are not associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that an Underlying Fund holds material positions in such suspended securities, its ability to liquidate its positions or provide liquidity to investors may be compromised and the Portfolio could incur significant losses.

Sovereign debt instruments also are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, an Underlying Fund may have limited recourse against the issuing government or agency. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets. Furthermore, because foreign securities may be denominated in foreign currencies, the value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
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Investment Company Securities Risk.
Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in the duplication of certain fees.

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Management Risk.
Portfolio performance is primarily dependent on IICO's skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds. Furthermore, IICO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

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Market Risk.
Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, the Portfolio’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Portfolio will rise in value. At times, a relatively high percentage of the Portfolio's assets may have indirect exposure to stocks of a particular market sector, which would subject the Portfolio to proportionately higher exposure to the risks of that sector. Additionally, global economies and financial markets are becoming increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

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Other Risks Applicable to a Fund of Funds Structure.
There are other risks associated with a Fund of Funds structure. IICO has the authority to select and replace Underlying Funds. IICO is subject to a potential conflict of interest in doing so because IICO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that IICO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled
Additional Information about Principal Investment Strategies, Other Investments and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of various broad-based securities market indexes. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Prior to April 30, 2012, the Portfolio’s investment objective was to seek a high level of total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Portfolios. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Portfolios.
The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call (888) 923-3355 for the Portfolio’s updated performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of various broad-based securities market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 923-3355
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 15.60% (the second quarter of 2020) and the lowest quarterly return was -14.48% (the first quarter of 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2020
Ivy VIP Pathfinder Moderate | Class II
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%	[2]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	525
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,166
2011	rr_AnnualReturn2011	(1.46%)
2012	rr_AnnualReturn2012	9.53%
2013	rr_AnnualReturn2013	20.83%
2014	rr_AnnualReturn2014	4.24%
2015	rr_AnnualReturn2015	0.32%
2016	rr_AnnualReturn2016	3.65%
2017	rr_AnnualReturn2017	14.70%
2018	rr_AnnualReturn2018	(3.90%)
2019	rr_AnnualReturn2019	19.05%
2020	rr_AnnualReturn2020	14.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.48%)
1 Year	rr_AverageAnnualReturnYear01	14.35%
5 Years	rr_AverageAnnualReturnYear05	9.23%
10 Years	rr_AverageAnnualReturnYear10	7.81%
Ivy VIP Pathfinder Moderate | Current Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.14%	[3]
5 Years	rr_AverageAnnualReturnYear05	10.46%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.99%	[3]
Ivy VIP Pathfinder Moderate | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.89%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
Ivy VIP Pathfinder Moderate | Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.35%
5 Years	rr_AverageAnnualReturnYear05	6.44%
10 Years	rr_AverageAnnualReturnYear10	5.40%
Ivy VIP Pathfinder Moderate | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Ivy VIP Pathfinder Moderate | Bloomberg Barclays 1-3 Year Gov/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.33%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	1.60%

[1]	Acquired Fund Fees and Expenses sets forth the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying Funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Fund for the Fund’s most recent fiscal year.
[2]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[3]	The Current Blended Benchmark is computed using a combination of 45% Russell 3000 Index + 25% Bloomberg Barclays U.S. Credit Index + 20% MSCI EAFE Index + 10% Bloomberg Barclays 1-3 Year Gov/Credit Index.